Shareholders' equity - Reconciliation of movement in reserves (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Debt securities at FVOCI reserve
Balance as at beginning of year	$ (568)	$ (165)
Net gains/(losses) from changes in fair value	500	(591)
Income tax effect	(147)	180
Transferred to income statements	(19)	5	$ (125)
Income tax effect	6	(1)
Loss allowance on debt securities measured at FVOCI		1
Other	3	3
Balance as at end of year	(225)	(568)	(165)
Equity securities at FVOCI reserve
Balance as at beginning of year	127	126
Net gains/(losses) from changes in fair value	25	(2)
Exchange differences on translation	2	1
Income tax effect	(3)	2
Balance as at end of year	151	127	126
Share-based payment reserve
Balance as at beginning of year	2,079	1,983
Share-based payment expense	94	96	90
Balance as at end of year	2,173	2,079	1,983
Cash flow hedge reserve
Balance as at beginning of year	548	152
Net gains/(losses) from changes in fair value	(233)	501	(635)
Income tax effect	68	(158)
Transferred to income statements	152	77	(309)
Income tax effect	(46)	(24)
Balance as at end of year	489	548	152
Foreign currency translation reserve
Balance as at beginning of year	(438)	(138)
Exchange differences on translation of foreign operations	(349)	(328)
Gains/(losses) on net investment hedges	95	28
Balance as at end of year	(692)	(438)	(138)
Other reserves
Balance as at beginning of year	(16)	(23)
Transactions with owners		7
Balance as at end of year	(16)	(16)	(23)
Total reserves	1,880	1,732
Parent Entity
Debt securities at FVOCI reserve
Balance as at beginning of year	(462)	103
Net gains/(losses) from changes in fair value	423	(813)
Income tax effect	(124)	243
Transferred to income statements	(19)	5
Income tax effect	6	(1)
Loss allowance on debt securities measured at FVOCI	(1)	1
Balance as at end of year	(177)	(462)	103
Equity securities at FVOCI reserve
Balance as at beginning of year	(18)	(15)
Net gains/(losses) from changes in fair value	10	(5)
Exchange differences on translation	2
Income tax effect	(3)	2
Balance as at end of year	(9)	(18)	(15)
Share-based payment reserve
Balance as at beginning of year	1,970	1,874
Share-based payment expense	94	96
Balance as at end of year	2,064	1,970	1,874
Cash flow hedge reserve
Balance as at beginning of year	501	(203)
Net gains/(losses) from changes in fair value	(154)	873
Income tax effect	46	(262)
Transferred to income statements	154	132
Income tax effect	(46)	(39)
Balance as at end of year	501	501	(203)
Foreign currency translation reserve
Balance as at beginning of year	(275)	(141)
Exchange differences on translation of foreign operations	(22)	(165)
Gains/(losses) on net investment hedges	53	31
Balance as at end of year	(244)	(275)	(141)
Other reserves
Balance as at beginning of year	41	41
Balance as at end of year	41	41	$ 41
Total reserves	$ 2,176	$ 1,757